Income Taxes (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Line Items]
Profit tax rates	16.50%	16.50%	16.50%	16.50%
Assessable profits	$ 255,754	$ 2,000,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax rates	8.25%	8.25%
Assessable profits	$ 255,754	$ 2,000,000